SUPPLEMENTARY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Supplementary Disclosures [Abstract]
Total employee compensation costs
The following table details the amount of total employee compensation costs (including share based compensation expense) included in the operating and general and administrative expense line items in the Consolidated Statements of Income (Loss).

	Year ended December 31
	2017	2016
Operating	$30.1	$44.1
General and administrative	35.5	50.2
Total employee compensation costs	$65.6	$94.3

Compensation expense related to officers and directors

Year ended December 31, 2017	Wages & benefits paid	Bonus and other compensation paid	Share based compensation expense	Severance paid	Total
Directors	$0.6	$—	$(0.6)	$—	$—
Officers	2.2	2.7	1.9	—	6.8
	$2.8	$2.7	$1.3	$—	$6.8

Year ended December 31, 2016	Wages & benefits paid	Bonus and other compensation paid	Share based compensation expense	Severance paid	Total
Directors	$0.6	$—	$2.3	$—	$2.9
Officers	2.8	0.7	5.3	0.6	9.4
	$3.4	$0.7	$7.6	$0.6	$12.3